Revenue from contracts with customers	12 Months Ended
Dec. 31, 2025
Receivables from contracts with customers [abstract]
Revenue from contracts with customers	Revenue from contracts with customers
Disaggregation of revenue from contracts with customers.
The Group derives revenue from the sale and transfer of goods and services over time and at a point in time under the following major business activities:

			2025	2024	2023
	Recognition	Operating segment	US$'000	US$'000	US$'000
				(Recast)	(Recast)
Sale of goods	At a point in time	Precision Medicine	621,612	508,401	328,921
Sale of goods	At a point in time	Manufacturing Solutions	164,048	-	-
Royalty income	At a point in time	Precision Medicine	318	100	260
Royalty income	At a point in time	Therapeutics	55	-	-
Provision of services	Over time	Manufacturing Solutions	8,543	1,817	277
Licenses of intellectual property	Over time	Therapeutics	88	-	64
Research and development services	Over time	Precision Medicine	-	7	24
Research and development services	Over time	Therapeutics	9,130	6,226	3,432
Total revenue from continuing operations			803,794	516,551	332,978